Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents	$ 1,133	$ 3,880	$ 161
Restricted cash		350
Accounts receivable	773	696	777
Earn-Out from siParadigm, net, current portion	141	747
Excess Consideration Note		888
Other current assets	754	546	267
Current assets of discontinuing operations		71	23,250
Total current assets	2,801	7,178	24,455
FIXED ASSETS, net of accumulated depreciation	488	558	558
OTHER ASSETS
Operating lease right-of-use assets, net of accumulated amortization	47	94
Earn-Out from siParadigm, less current portion		356
Restricted cash			350
Patents and other intangible assets, net of accumulated amortization	2,563	2,895	3,349
Investment in joint venture	56	92	92
Goodwill	3,090	3,090	5,963
Other	645	641	639
Total other assets	6,401	7,168	10,393
Total Assets	9,690	14,904	35,406
CURRENT LIABILITIES
Accounts payable and accrued expenses	2,863	2,072	4,598
Obligations under operating leases, current portion	38	193
Obligations under finance leases, current portion	53	68	45
Deferred revenue	798	1,217	1,214
Note payable, net		1,277
Convertible note, net			2,481
Due to Interpace Biosciences, Inc.	421
Other derivatives			86
Current liabilities of discontinuing operations	578	1,229	19,189
Total current liabilities	4,751	6,972	28,148
Obligations under operating leases, less current portion	10	10
Obligation under finance leases, less current portion	79	107	54
Advance from siParadigm, less current portion		252
Deferred rent payable and other			154
Warrant liability	45	178	248
Total Liabilities	4,885	7,519	28,604
STOCKHOLDERS' EQUITY
Preferred stock, authorized 9,764 shares, $ 0.0001 par value, none issued
Common stock value
Additional paid-in capital	173,517	171,783	164,458
Accumulated other comprehensive income (loss)	(56)	26	60
Accumulated deficit	(168,656)	(164,424)	(157,716)
Total Stockholders' Equity	4,805	7,385	6,802
Total Liabilities and Stockholders' Equity	9,690	14,904	35,406
NovellusDx, Ltd. [Member]
CURRENT LIABILITIES
Advance net, current		350	535
siParadigm, LLC [Member]
CURRENT LIABILITIES
Advance net, current		$ 566